Cash Equivalents and Short Term Investments	12 Months Ended
Dec. 31, 2017
Cash Equivalents And Short Term Investments [Abstract]
Cash Equivalents and Short Term Investments
Cash Equivalents and Short Term Investments

Cash Equivalents
Cash equivalents consist of interest bearing deposits with our bank totaling $9,204,919 (December 31, 2016 – $10,679,992).  The current annual interest rate earned on these deposits is 1.38% (December 31, 2016 – 0.96%).

Short-Term Investments
Short-term investments consisted of guaranteed investment certificates which are liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.  The objectives for holding short-term investments were to invest our excess cash resources in investment vehicles that provided a better rate of return compared to our interest bearing bank account with limited risk to the principal invested.  We intended to match the maturities of these short-term investments with the cash requirements of the Company’s activities and treat these as held-to-maturity short-term investments.

	Face Value $	Original Cost $	Accrued Interest $	Carrying Value $	Fair Value $	Effective Interest Rate %
December 31, 2017
Short-term investments	—	—	—	—	—	—%
December 31, 2016
Short-term investments	2,088,800	2,088,800	—	2,088,800	2,088,800	1.41%

Fair value is determined by using published market prices provided by our investment advisor.